Share-based payments	12 Months Ended
Dec. 31, 2023
Share-based payments
Share-based payments
13.	Share-based payments

The Company has an equity incentive plan for the employees, key consultants, board members, senior management and key outside advisors (“key persons”) of the Company and its subsidiaries. In accordance with the terms of the plan, as approved by shareholders, employees may be granted stock options and/or restricted stock units.

13.1	Stock Option

The stock options are granted to key persons of the Company and its subsidiaries. The stock options may be granted to purchase ordinary shares at an exercise price. The stock options have been granted free of charge. Each employee’s stock option converts into one ordinary share of the Company upon exercise. The stock options carry neither rights to dividends nor voting rights. Stock options may be exercised at any time from the date of vesting to the date of their expiry.

The stock options granted vest, in principle, as follows:

●	1/3rd of the total stock options granted will vest on the first anniversary of the granting of the stock options, and
●	1/36th of the total grant on the first day of each month following the first anniversary of the date of grant of the stock options.

Stock options granted to non-executive directors vest on the third anniversary of the date of grant.

Upon leave of the key persons stock options must be exercised before the later of (i) 90 days after the last working day at argenx, or (ii) March 31 of the 4th year following the date of grant of those stock options, and in any case no later than the expiration date of the option.

In order to prefinance the taxes that are paid upon the grant of stock options, Belgian employees have the ability, in exchange for the taxes due upon the grant of the stock options, to transfer the economic benefits related to part of those stock options to a third party. In the year ending December 31, 2023, the economic benefits of 43,336 stock options, for which accelerated vesting applies, were transferred to a third party.

No other conditions are attached to the stock options.

The following stock option arrangements were in existence during the current and prior years and which are exercisable at the end of each period presented:

	Exercise price	Outstanding
	per stock	stock options on
	options	December 31,
Expiry date	(in $) (1)	2023	2022	2021
2022	$2.70	—	—	125,339
2024	2.70	3,308	19,743	94,088
2024	4.36	532	5,127	6,113
2024	7.92	81,500	214,800	276,500
2025	12.64	1,600	2,000	4,500
2025	10.46	99,326	101,861	105,857
2026	12.57	24,400	30,000	41,000
2026	12.67	97,972	99,772	102,840
2026	15.62	111,811	115,211	117,581
2027	20.34	38,434	42,509	53,143
2027	23.39	225,852	303,867	361,350
2023	89.31	—	12,111	85,080
2028	89.31	13,890	19,490	39,515
2023	95.38	—	124,338	321,473
2028	95.38	225,457	264,392	350,631
2024	125.40	26,171	110,774	111,174
2029	125.40	71,573	110,756	146,765
2024	150.00	104,176	202,852	203,658
2029	150.00	370,566	537,110	611,122
2025	132.08	16,712	16,712	16,712
2030	132.08	50,801	71,486	102,558
2025	216.75	126,331	127,731	129,711
2030	216.75	160,677	223,812	282,475
2025	221.24	31,424	32,100	32,100
2030	221.24	78,534	117,790	136,601
2030	273.60	559,173	620,014	692,214
2025	273.60	202,205	202,475	203,214
2026	259.01	23,491	23,491	24,366
2026	281.89	59,626	60,890	61,505
2026	286.75	45,228	45,862	48,138
2031	259.01	27,201	35,214	42,282
2031	281.89	128,600	167,406	207,464
2031	286.75	62,138	81,311	92,456
2026	341.67	80,425	80,833	82,430
2031	341.67	226,520	286,353	307,158
2027	312.16	13,957	14,976	—
2032	312.16	58,255	79,155	—
2027	395.04	58,091	61,816	—
2032	395.04	192,291	238,532	—
2027	407.19	13,764	13,764	—
2032	407.19	73,288	85,199	—
2032	397.36	347,765	370,354	—
2027	397.36	136,459	137,778	—
2025	341.67	16,000	—	—
2028	376.47	15,014	—	—
2033	376.47	43,856	—	—
2028	392.72	127,490	—	—
2033	392.72	495,821	—	—
2028	508.96	2,235	—	—
2033	508.96	69,704	—	—
2028-2032 (2)	$330.06	79,305	—	—
		5,118,949	5,511,767	5,619,113
(1)	Amounts have been converted to USD at the closing rate as of December 31, 2023.
(2)	In December 2023, the Company granted stock options for which the Belgian taxed beneficiaries had a 60-day period to choose between a contractual term of five or ten years

	2023		2022		2021
	Number of	Weighted average	Number of	Weighted average	Number of	Weighted average
	stock options	exercise price (*)	stock options	exercise price (*)	stock options	exercise price (*)
Outstanding at January 1	5,511,767	$205.02	5,619,113	$164.33	5,365,743	$142.87
Granted	844,011	395.92	1,021,642	375.58	882,584	314.99
Exercised	(1,137,439)	142.31	(1,025,780)	92.62	(503,282)	64.72
Forfeited	(99,390)	356.57	(103,208)	273.93	(125,932)	234.98
Outstanding at December 31	5,118,949	255.41	5,511,767	205.02	5,619,113	164.33
Exercisable at December 31	3,030,486	$179.22	3,983,960	$148.11	3,613,371	$106.53

(*) amounts have been converted to USD at the closing rate of the respective period.

The weighted average share price at the date of exercise of options exercised during the year ended December 31, 2023 was $456.8, compared to $336.5 during the year ended December 31, 2022 and $305.9 during the year ended December 31, 2021. The weighted average remaining contractual life of the stock options outstanding amounted to 5.9 years on December 31, 2023 compared to 6.2 years on December 31, 2022 and 6.3 years on December 31, 2021. The table below shows the weighted average remaining contractual life for each range of exercise price:

		Weighted average
		remaining
	Outstanding on	contractual life
Exercise price (in $)	December 31, 2023	(in years)
2.7 - 7.92	85,340	0.96
10.46 - 12.64	100,926	1.95
12.57 - 15.62	234,183	2.67
20.34 - 23.39	264,286	3.89
89.31 - 95.38	239,347	4.95
125.4 - 150	572,486	4.75
132.08 - 273.6	1,225,857	5.26
259.01 - 341.67	669,229	6.04
312.16 - 407.19	893,870	7.53
330.06 - 508.96	833,425	8.69

The fair market value of the stock options has been determined based on the Black and Scholes model using the following unobservable assumptions:

●	The expected volatility, determined on the basis of the implied volatility of the share price over the expected life of the option.
●	The expected option life, calculated as the estimated duration until exercise, taking into account the specific features of the plans.

Below is an overview of the parameters used in relation to the determination of the fair value of the grants during 2023:

Stock options granted in	April 2023	July 2023	October 2023	December 2023 (1)
Number of options granted	61,056	629,121	74,529	79,305
Average Fair value of options (in $) (*)	$158.21-196.18	$176.44 - 271.59	$123.94 - 209.04	$161.88 - 165.69
Share price (in $) (*)	$361.64-401.21	$380.81 - 521.19	$439.42 - 491.75	$371.36
Exercise price (in $) (*)	$370.34	$387.35	$485.01	$329.26
Expected volatility	41.00 - 42.18%	36.22 - 43.99%	35.35 - 36.67%	36.20 - 36.21%
Average Expected option life (in years)	4 - 6.50	4 - 6.50	4 - 6.50	6.15 - 6.50
Risk‑free interest rate	2.96 - 3.14%	2.90 - 3.03%	2.80 - 3.44%	2.40%
Expected dividends	—%	—%	—%	—%
(1)	In December 2023, the Company granted a total of 79,305 stock options of which 8,459 stock options to Belgian taxed beneficiaries. Belgian taxed beneficiaries can choose between a contractual term of five or ten years. The expected option life ranges between 6.15 and 6.50 years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years. The total fair value of the grant to Belgian taxed beneficiaries would range from $ 1.1 million (100% of the stock options of Belgian taxed beneficiaries with a contractual term of five years) to $1.4 million (100% of the stock options of Belgian taxed beneficiaries with a contractual term of ten years ).
(*)	amounts have been converted to USD at the applicable rate prevailing at the grant date.

Below is an overview of the parameters used in relation to the determination of the fair value of grants during 2022:

Stock options granted in	April 2022	July 2022	October 2022	December 2022 (1)
Number of options granted	102,081	311,311	100,118	508,132
Average Fair value of options (in $) (*)	$111.27 - 140.23	$153.45 - 190.53	$136.66 - 169.96	$127.68 - 163.94
Share price (in $) (*)	$320.84 - 321.06	$378.11 - 397.92	$352.97 - 376.01	$368.69 - 377.61
Exercise price (in $) (*)	$312.22	$372.69	$359.80	$381.97
Expected volatility	39.18 - 40.87%	41.30 - 43.10%	39.64 - 45.97%	39.74 - 40.26%
Average Expected option life (in years)	4 - 6.50	4 - 6.50	4 - 6.50	4 - 6.50
Risk‑free interest rate	1.05 - 1.62%	1.77 - 2.28%	2.57 - 2.80%	3.09 - 3.29%
Expected dividends	—%	—%	—%	—%

(*) amounts have been converted to USD at the applicable rate prevailing at the grant date.

(1) In December 2022, the Company granted a total of 508,132 stock options. Belgian beneficiaries could choose between a contractual term of five or ten years impacting the parameters used in determination of the fair value of the grant. Once the acceptance period of 60 days has passed in which the beneficiaries made a choice between a contractual term of five or ten years, the parameters and fair value used in the financial year ending December 31, 2022 has been reassessed.

Below is an overview of the parameter used in relation to the determination of the fair value of grants during 2021:

Stock options granted in	April 2021	July 2021	October 2021	December 2021
Number of options granted	67,833	280,339	144,824	389,588
Average Fair value of options (in $) (*)	$98.96 - 154.88	$131.65 - 159.13	$101.53 - 131.80	$75.03 - 145.34
Share price (in $) (*)	$248.9 - 283.67	$300.78 - 340.95	$286.52 - 304.5	$277.72 - 351.73
Exercise price (in $) (*)	$275.33	$303.16	$301.02	$349.92
Expected volatility	54.24 - 60.08%	45.58 - 47.96%	46.01 - 48.46%	43.24 - 43.64%
Average expected option life (in years)	4 - 6.50	4 - 6.50	4 - 6.50	4 - 6.50
Risk‑free interest rate	(0.41) - (0.08)%	(0.41) - (0.17)%	(0.18) - (0.05)%	0.03 - 0.67%
Expected dividends	—%	—%	—%	—%

(*) amounts have been converted to USD at the closing rate of the respective period.

The total share-based payment expense related to stock options recognized in the consolidated statements of profit or loss totaled $164.0 million for the year ended December 31, 2023, compared to $120.2 million for the year ended December 31, 2022 and $171.2 million for the year ended December 31, 2021.

13.2	Restricted Stock Units (RSUs)

The RSUs are granted to key persons of the Company and its subsidiaries. The RSUs have been granted free of charge. Each employee’s RSUs converts into one ordinary share of the Company upon vesting. The RSUs carry neither rights to dividends nor voting rights. RSUs once converted into ordinary shares, may be sold at any time from the date of vesting, have no expiry date and may be held by the participant without limitation. The fair value of RSUs is based on the closing sale price of the Company’s common stock on the day prior to the date of issuance. RSUs vest over a period of 4 years with 1/4th of the total grant vesting at each anniversary of the date of grant.

The following restricted stock units arrangements were in existence during the current and prior years:

	2023		2022		2021
		Weighted average		Weighted average		Weighted average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	RSUs	Fair Value	RSUs	Fair Value	RSUs	Fair Value
Non-vested units at January 1	385,280	$387.20	213,038	$314.25	—	$—
Granted	192,237	396.22	243,010	375.81	216,522	313.84
Vested	(105,678)	352.61	(53,872)	—	—	—
Forfeited	(29,517)	358.49	(16,896)	307.11	(3,484)	288.92
Non-vested units at December 31	442,322	$375.89	385,280	$387.20	213,038	$314.25

The total share-based payment expense related to RSUs recognized in the consolidated statements of profit or loss totaled $69.0 million for the year ended December 31, 2023 compared to $36.9 million for the year ended December 31, 2022 and $8.1 million for the year ended December 31, 2021.